Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other operating activities
Unrealized foreign exchange (gains) losses	$ (21.3)	$ 5.6
Losses (gains) on derivatives (Note 10(d))	25.1	(8.3)
Share-based compensation expense (Note 22)	0.4	5.5
Loss from associates	0.0	0.4
Losses (gains) on disposition of mineral properties, plant and equipment	1.4	(1.2)
Adjustments for non-cash statement of earnings items	5.6	2.0
Changes in non-cash operating working capital items:
Trade and other receivables	(61.1)	45.9
Inventories	(67.8)	38.5
Prepaid expenses	(18.7)	9.4
Accounts payable and accrued liabilities	22.6	(25.7)
Legal provisions	(2.8)	(14.9)
Changes in non-cash working capital	(127.8)	53.2
Cash and Cash Equivalents
Cash in banks	$ 862.8	$ 399.6